N-2	Apr. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001061353
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	CREDIT SUISSE HIGH YIELD CREDIT FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)(1)	3.75%
Offering Expenses (as a percentage of offering price)(2)	1.36%
Dividend Reinvestment Plan Fees (per sale or per voluntary cash payment transaction fee)	$5.00(3)
(1)
The Fund will pay the Dealer Manager a fee for its financial structuring and soliciting services equal to 3.75% of the aggregate Subscription Price for Common Shares issued pursuant to this Rights offering, including the over-subscription privilege. The Dealer Manager will reallow a part of its fees to other broker-dealers which have assisted in soliciting the exercise of the Rights.

(2)
The fees and expenses of the Rights offering will be borne by the Fund and indirectly by all of its holders of Common Shares, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be $820,000, assuming that the Rights offering is fully subscribed. The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement of its expenses incurred in connection with the Rights offering. These expenses include, for example, reasonable fees and disbursements of legal counsel for the Dealer Manager, as well as reasonable out-of-pocket fees and expenses incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers.

(3)
The Fund bears ongoing expenses associated with the Plan which are included in “Other Expenses.” There is no service fee payable by Plan participants for dividend reinvestments; however, shareholders are subject to other transaction costs associated with the Plan. Actual costs will vary for each participant depending on the return and number of transactions made. For Plan participants that elect to make voluntary cash purchases, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2025). In addition, if a Plan participant elects by written notice to the Plan administrator to have the plan administrator sell part or all of the shares held by the Plan administrator in the participant’s account and remit the proceeds to the participant, the participant will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2025). See “Dividend Reinvestment and Cash Purchase Plan” in the accompanying Prospectus.

Sales Load [Percent]	3.75%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 5.00	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.36%	[3]
Annual Expenses [Table Text Block]

Annual Operating Expenses (as a percentage of average net assets attributable to the Fund’s Common Shares)(4)
Management Fees(5)	1.17%
Interest Expense on Borrowed Funds(6)	1.64%
Other Expenses(7)	0.35%
Total Annual Operating Expenses(8)	3.16%
(4)
Based on average net assets attributable to shares of Common Shares during the year ended October 31, 2025 and after giving effect to the Rights offering, assuming the Offer is fully subscribed resulting in the receipt of net proceeds from the Rights offering of approximately $57.35 million.

(5)
See “Management of the Fund—Investment Adviser” in the accompanying Prospectus. UBS AM (Americas) receives from the Fund, as compensation for its advisory services, a fee, computed and payable monthly at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75%

of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million.
(6)	The Fund currently borrows under a credit facility, the costs of which are borne by holders of Common Shares of the Fund.
(7)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(8)
The 3.16% expense ratio assumes that the Rights offering is fully subscribed, yielding estimated net proceeds of approximately $57.35 million (assuming the estimated Subscription Price of $1.75), and that, as a result, based on the Fund’s average net assets for year ended October 31, 2025 of $225,286,831, the net assets attributable to Common Shares would be $282,639,317 upon completion of the Rights offering. If the Rights offering is not fully subscribed, or if the Fund increases the amount of money that it borrows, the amount of expenses borne by holders of Common Shares will increase.

Management Fees [Percent]	1.17%	[4],[5]
Interest Expenses on Borrowings [Percent]	1.64%	[4],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.35%	[4],[7]
Total Annual Expenses [Percent]	3.16%	[4],[8]
Expense Example [Table Text Block]
Example
An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return, and (2) estimated offering expenses of $3,086,461. This example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amount listed under “Total Annual Operating Expenses” above remains the same in the years shown, and (iii) the Rights offering is fully subscribed as described in note (4) above. This example reflects all recurring and nonrecurring fees, including payment of the 3.75% sales load and other expenses incurred in connection with the Rights offering.

One Year	Three Years	Five Years	Ten Years
$81	$143	$208	$380
The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares.

Expense Example, Year 01	$ 81
Expense Example, Years 1 to 3	143
Expense Example, Years 1 to 5	208
Expense Example, Years 1 to 10	$ 380
Purpose of Fee Table , Note [Text Block]
The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s primary investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.

[1]	The Fund will pay the Dealer Manager a fee for its financial structuring and soliciting services equal to 3.75% of the aggregate Subscription Price for Common Shares issued pursuant to this Rights offering, including the over-subscription privilege. The Dealer Manager will reallow a part of its fees to other broker-dealers which have assisted in soliciting the exercise of the Rights.
[2]	The Fund bears ongoing expenses associated with the Plan which are included in “Other Expenses.” There is no service fee payable by Plan participants for dividend reinvestments; however, shareholders are subject to other transaction costs associated with the Plan. Actual costs will vary for each participant depending on the return and number of transactions made. For Plan participants that elect to make voluntary cash purchases, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2025). In addition, if a Plan participant elects by written notice to the Plan administrator to have the plan administrator sell part or all of the shares held by the Plan administrator in the participant’s account and remit the proceeds to the participant, the participant will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2025). See “Dividend Reinvestment and Cash Purchase Plan” in the accompanying Prospectus.
[3]	The fees and expenses of the Rights offering will be borne by the Fund and indirectly by all of its holders of Common Shares, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be $820,000, assuming that the Rights offering is fully subscribed. The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement of its expenses incurred in connection with the Rights offering. These expenses include, for example, reasonable fees and disbursements of legal counsel for the Dealer Manager, as well as reasonable out-of-pocket fees and expenses incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers.
[4]	Based on average net assets attributable to shares of Common Shares during the year ended October 31, 2025 and after giving effect to the Rights offering, assuming the Offer is fully subscribed resulting in the receipt of net proceeds from the Rights offering of approximately $57.35 million.
[5]	See “Management of the Fund—Investment Adviser” in the accompanying Prospectus. UBS AM (Americas) receives from the Fund, as compensation for its advisory services, a fee, computed and payable monthly at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million.
[6]	The Fund currently borrows under a credit facility, the costs of which are borne by holders of Common Shares of the Fund.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	The 3.16% expense ratio assumes that the Rights offering is fully subscribed, yielding estimated net proceeds of approximately $57.35 million (assuming the estimated Subscription Price of $1.75), and that, as a result, based on the Fund’s average net assets for year ended October 31, 2025 of $225,286,831, the net assets attributable to Common Shares would be $282,639,317 upon completion of the Rights offering. If the Rights offering is not fully subscribed, or if the Fund increases the amount of money that it borrows, the amount of expenses borne by holders of Common Shares will increase.